Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]
millions of Canadian dollars	2017	Weighted-average interest rate	2016	Weighted-average interest rate
TECO Energy/TECO Finance
Advances on revolving credit and term facilities	$820	2.58%	$685	1.74%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities	382	2.07%	228	1.49%
NMGC
Advances on revolving credit facilities	38	2.47%	35	1.71%
NSPI
Bank indebtedness	1	-%	1	-%
GBPC
Advances on revolving credit facilities	-	-%	12	5.75%
Short-term debt	$1,241		$961

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2017	2016
TECO Energy/TECO Finance - term credit facility	2018	$502	$537
TECO Energy/TECO Finance - revolving credit facility	2022	376	403
Tampa Electric Company - revolving credit facility	2022	408	436
Tampa Electric Company - accounts receivable revolving credit facility	2018	188	201
Tampa Electric Company - term loan	2018	377	-
NMGC - revolving credit facility	2022	157	168
GBPC - revolving credit facility	Various	16	17
Total		2,024	1,762
Less:
Advances under revolving credit and term facilities		1,241	960
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,244	963
Available capacity under existing agreements		$780	$799